ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2014	2015
	RMB	RMB	US$
Payable to online network providers	127,247	356,647	55,057
Accrued advertising, marketing and promotional expenses	62,522	252,588	38,993
Salary and welfare payable	105,433	168,723	26,046
Accrued operating expenses	30,248	131,471	20,296
Payable for acquisitions	—	88,054	13,593
Other taxes payable	27,629	73,666	11,372
Accrued data center expenses	23,783	69,482	10,726
Payables for purchase of property and equipment	755	43,740	6,752
Deposits from advertisers	34,358	33,258	5,134
Payable for contingent considerations (note 3)	31,318	23,338	3,603
Advances from customers	18,192	22,769	3,515
Advance from end users	6,980	14,019	2,164
Others	13,229	19,533	3,015

Total	481,694	1,297,288	200,266

Schedule of other non-current liabilities

	As of December. 31,
	2014	2015
	RMB	RMB	US$
Payable for contingent considerations (note 3)	22,274	—	—
Payable for acquisitions	—	55,665	8,593
FIN48 liabilities (note 15)	7,251	18,161	2,804

Total	29,525	73,826	11,397